Fair value measurements (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Embedded derivatives underlying convertible notes		(32)
Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes		(32)
Fair value, measurements, recurring | Balance at the end of the period | Foreign exchange forward contract instruments
Assets:
Derivative assets	79	23,351
Fair value, measurements, recurring | Balance at the end of the period | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes		(32)
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contract instruments
Assets:
Derivative assets	79	23,351
Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes		(32)